Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Common Stock	Additional Paid-In Capital	Shares to be issued Common Shares	Retained Earnings / Accumulated Deficit	Total
Beginning balance, shares at Dec. 31, 2016	34,574,706
Beginning balance, value at Dec. 31, 2016	$ 34,575	$ 1,371,618	$ 0	$ (1,352,433)	$ 53,760
Issuance of convertible note		500,000			500,000
Net loss				(626,361)	(626,361)
Ending balance, shares at Dec. 31, 2017	34,574,706
Ending balance, value at Dec. 31, 2017	$ 34,575	1,871,618	0	(1,978,794)	(72,601)
Shares issued at price per share, shares	5,647,780
Shares issued at price per share, value	$ 5,648	9,877,969			9,883,617
Net loss				(1,641,641)	(1,641,641)
Ending balance, shares at Sep. 30, 2018	40,907,010
Ending balance, value at Sep. 30, 2018	$ 40,907	12,956,486		(3,620,435)	9,215,701
Beginning balance, shares at Dec. 31, 2017	34,574,706
Beginning balance, value at Dec. 31, 2017	$ 34,575	1,871,618	0	(1,978,794)	(72,601)
Debt conversion, shares	313,686
Debt conversion, value	$ 313	548,638			548,951
Shares issued at price per share, shares	5,755,927
Shares issued at price per share, value	$ 5,756	10,067,116			10,072,872
Shares issued for compensation, shares	262,691
Shares issued for compensation, value	$ 263	469,114	72,000		541,377
Net loss				(2,024,664)	(2,024,664)
Ending balance, shares at Dec. 31, 2018	40,907,010
Ending balance, value at Dec. 31, 2018	$ 40,907	12,956,486	72,000	(4,003,458)	9,065,935
Beginning balance, shares at Jun. 30, 2018	40,644,319
Beginning balance, value at Jun. 30, 2018	$ 40,644	12,487,370		(3,277,905)	3,440,126
Shares issued at price per share, shares	3,473,181
Shares issued at price per share, value	$ 3,473	6,074,632			6,078,105
Net loss				(342,530)	(342,530)
Ending balance, shares at Sep. 30, 2018	40,907,010
Ending balance, value at Sep. 30, 2018	$ 40,907	12,956,486		(3,620,435)	9,215,701
Beginning balance, shares at Dec. 31, 2018	40,907,010
Beginning balance, value at Dec. 31, 2018	$ 40,907	12,956,486	$ 72,000	(4,003,458)	9,065,935
Net loss				(1,820,002)	(1,820,002)
Ending balance, shares at Sep. 30, 2019	40,959,741
Ending balance, value at Sep. 30, 2019	$ 40,959	13,516,559		(5,823,460)	7,769,513
Beginning balance, shares at Jun. 30, 2019	40,959,741
Beginning balance, value at Jun. 30, 2019	$ 40,959	13,343,659		(4,940,785)	8,467,324
Net loss				(882,675)	(882,675)
Ending balance, shares at Sep. 30, 2019	40,959,741
Ending balance, value at Sep. 30, 2019	$ 40,959	$ 13,516,559		$ (5,823,460)	$ 7,769,513